UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-7115

                      (Investment Company Act File Number)


                      Federated Total Return Series, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  9/30/08


               Date of Reporting Period:  Quarter ended 12/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED MORTGAGE FUND
PORTFOLIO OF INVESTMENTS
December 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   MORTGAGE--BACKED SECURITIES-76.8%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION-52.7%
  $ 12,326,936   1 4.500%, 6/1/2019 - 10/1/2020                                                                       $   12,153,575
    57,447,427     5.000%, 2/1/2019 - 6/1/2036                                                                            56,346,544
    71,373,266   2 5.500%, 4/1/2021 - 1/1/2038                                                                            71,387,937
    40,257,180   2 6.000%, 9/1/2021 - 1/1/2038                                                                            40,964,224
    14,000,000   2 6.500%, 1/1/2038                                                                                       14,394,608
       758,762     7.500%, 1/1/2027 - 2/1/2031                                                                               810,223
        52,831     8.000%, 3/1/2031                                                                                           55,462
                      TOTAL                                                                                              196,112,573
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION-24.0%
     1,497,612     4.500%, 12/1/2019                                                                                       1,477,654
     6,476,842     5.000%, 7/1/2019 - 10/1/2035                                                                            6,363,852
    40,656,357     5.500%, 9/1/2034 - 4/1/2036                                                                            40,625,039
    33,495,897   2 6.000%, 11/1/2034 - 1/1/2038                                                                           34,032,565
     5,388,976   2 6.500%, 2/1/2014 - 1/1/2038                                                                             5,554,940
       988,488     7.000%, 6/1/2016 - 2/1/2030                                                                             1,039,884
        22,966     7.500%, 4/1/2015                                                                                           24,376
        24,639     8.000%, 12/1/2026                                                                                          26,715
                      TOTAL                                                                                               89,145,025
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-0.1%
       181,260     7.000%, 9/15/2028 - 11/15/2031                                                                            190,285
       315,059     8.000%, 10/15/2030 - 11/15/2030                                                                           335,188
                      TOTAL                                                                                                  525,473
                      TOTAL MORTGAGE--BACKED SECURITIES                                                                  285,783,071
                      (IDENTIFIED COST $278,100,283)
                   COLLATERALIZED MORTGAGE OBLIGATIONS--29.0%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION-8.0%
       108,665     4.500%, 8/15/2011, REMIC 2706 IO                                                                               40
     4,500,000     5.328%, 1/15/2037, REMIC 3260 PF                                                                        4,466,473
     1,075,107     5.338%, 6/15/2036, REMIC 3175 FE                                                                        1,067,470
     5,146,681     5.358%, 5/15/2036, REMIC 3160 FD                                                                        5,112,294
     5,406,201     5.378%, 4/15/2036, REMIC 3144 FB                                                                        5,375,589
    10,000,000     5.408%, 7/15/2036, REMIC 3179 FP                                                                        9,985,280
     1,445,479     5.428%, 8/15/2036, REMIC 3206 FE                                                                        1,438,474
     2,239,831     7.500%, 4/15/2033, REMIC 3076 NM                                                                        2,361,145
                      TOTAL                                                                                               29,806,765
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION-7.3%
       277,156     10/1/2035, REMIC 361 1, PO                                                                                220,628
       892,381     5.115%, 10/25/2031, REMIC 2005-63 FC                                                                      882,809
     3,615,493     5.165%, 7/25/2036, REMIC 2006-58 FP                                                                     3,599,049
     5,005,816     5.205%, 11/25/2036, REMIC 2006-104 FY                                                                   4,969,884
     5,432,410     5.215%, 9/25/2036, REMIC 2006-81 FB                                                                     5,416,833
     4,348,232     5.225%, 12/25/2036, REMIC 2006-115 EF                                                                   4,321,717
     4,925,789     5.245%, 9/25/2036, REMIC 2006-85 PF                                                                     4,906,699
     1,653,465     5.245%, 10/25/2036, REMIC 2006-93 FM                                                                    1,642,839
     1,252,568     5.265%, 6/25/2036, REMIC 2006-43 FL                                                                     1,247,561
       155,325     6.500%, 4/1/2032, REMIC 321 2                                                                              38,464
                      TOTAL                                                                                               27,246,483
                   NON-AGENCY MORTGAGE-13.7%
     3,931,220     Bank of America Mortgage Securities 2007-3, Class 1A1, 6.000%, 9/25/2037                                3,918,935
     3,601,468     CHASE Mortgage Finance Corp. 2003-S11, Class 1A1, 5.000%, 10/25/2033                                    3,400,433
     2,636,131     CS First Boston Mortgage Securities Corp, 2005-7, Class 4A3, 5.000%, 8/25/2020                          2,524,346
     3,970,355     Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037                                            3,945,617
     4,034,720     Countrywide Home Loans 2007-17, Class 3A1, 6.750%, 8/25/2037                                            4,072,466
     3,973,180     Countrywide Home Loans 2007-18, Class 2A1, 6.500%, 9/25/2037                                            4,053,081
     2,646,791     Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037                         2,641,404
     1,832,088     First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020                    1,754,518
     1,866,633     First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021                               1,831,450
     2,513,902     First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.529%, 11/25/2034                       2,456,812
     2,086,852     Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 5.165%, 5/19/2047                                    1,970,171
     3,905,943     Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037                                 3,908,080
     3,891,604     Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 9/25/2037                                              3,914,797
     3,972,346     Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037                                             3,926,734
           659   3 Lehman Structured Securities Corp. 2001-GE3, Class A, PO, 5/28/2018                                           438
        90,984   3 Lehman Structured Securities Corp. 2002-GE1, Class A, PO, 7/26/2024                                        70,058
       316,679   3 Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027                                    14,250
     3,113,979     Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035                                3,048,552
     1,342,200     Washington Mutual 2006-AR1, Class 2A1B, 5.858%, 1/25/2046                                               1,312,179
     2,362,829     Washington Mutual 2006-AR15, Class 1A, 5.628%, 11/25/2046                                               2,194,403
                      TOTAL                                                                                               50,958,724
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                          108,011,972
                      (IDENTIFIED COST $108,543,052)
                   ADJUSTABLE RATE MORTGAGES--5.2%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION-1.7%
     6,173,972     5.507%, 3/1/2037, ARM                                                                                   6,218,455
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--3.5%
     5,998,414     5.627%, 4/1/2036, ARM                                                                                   6,091,905
     6,935,636     5.696%, 4/1/2037, ARM                                                                                   7,046,808
                      TOTAL                                                                                               13,138,713
                      TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $19,230,574)                                       19,357,168
                   REPURCHASE AGREEMENTS-5.7%
     2,352,000   4 Interest in $63,146,000 joint repurchase agreement 4.46%, dated 12/12/2007 under which Credit           2,352,000
                   Suisse First Boston LLC will repurchase U.S. Government Agency securities and a U.S. Treasury security with various maturities to 7/20/2037 for $63,404,162 on 1/14/2008. The market value of the underlying securities at the end of the period was $66,039,887 (segregated pending settlement of dollar-roll transactions).
    18,632,000     Interest in $2,108,000,000 joint repurchase agreement 4.85%, dated 12/31/2007 under which BNP          18,632,000
                   Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 1/1/2038 for $2,108,567,989 on 1/2/2008. The market value of the underlying securities at the end of the period was $2,150,739,349.
                      TOTAL REPURCHASE AGREEMENTS (AT COST)                                                               20,984,000
                      TOTAL INVESTMENTS --- 116.7%                                                                       434,136,211
                      (IDENTIFIED COST $426,857,909)5
                      OTHER ASSETS AND LIABILITIES --- NET --- (16.7)%6                                                 (62,261,524)
                      TOTAL NET ASSETS --- 100%                                                                       $  371,874,687


 At December 31, 2007, the Fund had the following outstanding futures contracts:
 DESCRIPTION                              NUMBER OF         CONTRACTS NOTIONAL VALUE EXPIRATION DATE UNREALIZED  APPRECIATION/
                                                                                                                (DEPRECIATION)
 7U.S. Treasury Notes 2-Year Long Futures 130                         $ 27,332,500   March 2008                     $  78,753
 7U.S. Treasury Notes 5-Year              35                          $ 3,859,844    March 2008                     $  (9,422)
 Short Futures
 7U.S. Treasury Notes 10-Year             50                          $ 5,669,531    March 2008                      $(11,880)
 Short Futures
 7U.S. Treasury Bond                      42                          $ 4,887,750    March 2008                      $  25,575
 Short Futures
 NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS                                                                    $  83,026

1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2    All  or  a  portion  of  these   securities   are  subject  to  dollar-roll
     transactions.
3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2007, these restricted securities amounted to $84,746, which represented 0.02% of total net assets.
4 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
5 At December 31, 2007, the cost of investments for federal tax purposes was $426,857,909. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $7,278,302. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,212,628 and net unrealized depreciation from investments for those securities having an excess of cost over value of $934,326.
6    Assets, other than investments in securities, less liabilities.
7    Non-income producing security.


INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

      {circle}Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the "Directors").

      {circle}Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

      {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

      {circle}Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

      {circle}Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.


FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

      {circle}With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

      {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

      {circle}Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.



The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.


RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at December 31, 2007, is as follows:

SECURITY                                                                 ACQUISITION DATE  ACQUISITION COST
Lehman Structured Securities Corp. 2001-GE3, Class A, PO, 5/28/2018      8/15/2001                     $517
Lehman Structured Securities Corp. 2002-GE1, Class A, PO, 7/26/2024      1/29/2002                  $69,042
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027  6/11/1999                  $10,482


    Note: The categories of investments are shown as a percentage of total net assets at December 31, 2007.

    The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgage
 IO    --Interest Only
 PO    --Principal Only
 REMIC --Real Estate Mortgage Investment Conduit






FEDERATED ULTRASHORT BOND FUND
PORTFOLIO OF INVESTMENTS
December 31, 2007 (unaudited)

  PRINCIPAL            VALUE
  AMOUNT OR SHARES

                   ADJUSTABLE RATE MORTGAGES--5.6%
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.6%
  $  7,428,791     FNMA ARM 544848, 6.027%, 4/01/2030                                                                  $   7,488,886
     5,174,755     FNMA ARM 544872, 6.173%, 7/01/2034                                                                      5,229,025
     1,434,702     FNMA ARM 556379, 6.263, 5/01/2040                                                                       1,440,758
     5,766,078     FNMA ARM 618128, 5.609%, 8/01/2033                                                                      5,758,198
        42,312     FNMA ARM 638822, 7.275%, 6/01/2032                                                                         42,901
                      TOTAL ADJUSTABLE RATE MORTGAGES                                                                     19,959,768
                      (IDENTIFIED COST $20,124,418)
                   ASSET-BACKED SECURITIES-29.6%
                   AUTO RECEIVABLES--12.6%
     1,179,399     Americredit Automobile Receivables Trust 2005-CF, Class A3, 4.52%, 5/6/2010                             1,177,523
     4,000,000     Americredit Automobile Receivables Trust 2007-AX, Class A3, 5.19%, 11/6/2011                            4,010,100
     2,000,000     Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012                            2,017,059
     1,750,000     Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013                         1,752,551
     2,000,000     BMW Vehicle Lease Trust 2007-1, Class A3B, 5.267%, 8/15/2013                                            1,990,098
     3,500,000     BMW Vehicle Owner Trust 2005-A, Class B, 4.43%, 4/25/2011                                               3,472,291
     1,142,602     BMW Vehicle Owner Trust 2006-A, Class A2, 5.30%, 5/26/2009                                              1,143,193
     3,000,000     Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012                                      3,015,160
       796,491     Capital One Prime Auto Receivables Trust 2006-2, Class A2, 5.17%, 5/15/2009                               796,774
     2,000,000     Carmax Auto Owner Trust 2007-3, Class A3B, 5.4275%, 12/15/2011                                          1,993,501
     2,000,000     Harley-Davidson Motorcycle Trust 2007-3, Class A3, 5.377%, 6/15/2012                                    2,000,350
       374,694     Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011                                       374,181
     1,197,451     Harley-Davidson Motorcycle Trust 2004-3, Class B, 2.86%, 5/15/2012                                      1,179,032
     2,000,000     Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012                                     2,002,930
     1,342,159     Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010                                           1,340,363
     1,457,036     Household Automotive Trust 2007-1, Class A2, 5.32%, 5/17/2010                                           1,458,136
       702,326     Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012                                          692,833
     2,750,000     Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013                                        2,717,495
       646,298 1,2 JPMorgan Auto Receivables Trust 2006-A, Class A2, 5.35%, 6/15/2009                                        645,215
       405,913     Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012                                   398,067
     1,701,930     Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010                                     1,697,211
     2,000,000     Superior Wholesale Inventory Financing Trust 2007-AE1, Class B, 5.3275%, 1/15/2012                      1,982,923
     3,000,000     USAA Auto Owner Trust 2007-2, Class A2, 5.040%, 4/15/2010                                               3,009,917
       306,408     WFS Financial Owner Trust 2005-2, Class A3, 4.17%, 12/17/2009                                             306,460
     3,500,000 1,2 Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012                                        3,476,389
                      TOTAL                                                                                               44,649,752
                   CREDIT CARD--8.4%
     3,000,000     American Express Credit Account Master Trust 2004-5, Class A, 5.1175%, 4/16/2012                        2,987,654
       500,000     Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014                                    518,557
     4,000,000     Bank of America Credit Card Trust 2007-C1, Class C1, 5.3175%, 6/15/2014                                 3,689,688
     3,000,000     Capital One Multi Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013                             3,004,390
     3,000,000     Chase Issuance Trust Class A 2007-A14, Class A, 5.277%, 9/15/2011                                       2,983,406
     5,000,000     Citibank Credit Card Issuance Trust 2004-A7, Class A7, 5.12%, 11/25/2013                                4,935,191
     5,000,000     Citibank Credit Card Issuance Trust 2004-B2, Class B2, 5.57%, 10/7/2013                                 4,874,424
     6,000,000     National City Credit Card Master Trust 2005-1, Class A, 5.0775%, 8/15/2012                              5,947,099
     1,000,000     National City Credit Card Master Trust 2005-1, Class B, 5.2175%, 8/15/2012                                977,739
                      TOTAL                                                                                               29,918,148
                   EQUIPMENT LEASE-3.0%
     3,070,355     CNH Equipment Trust 2004-A, Class A4B, 3.48%, 9/15/2011                                                 3,057,556
       251,263     CNH Equipment Trust 2005-A, Class A3, 4.02%, 4/15/2009                                                    251,160
       693,815 1,2 Great America Leasing Receivables 2004-1, Class B, 3.47%, 3/20/2010                                       691,054
       433,635 1,2 Great America Leasing Receivables 2004-1, Class C, 3.71%, 7/20/2011                                       431,462
     4,000,000 1,2 Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010                                    4,020,638
     2,000,000     John Deere Owner Trust 2007-A, Class A2, 5.24%, 10/15/2009                                              2,003,160
                      TOTAL                                                                                               10,455,030
                   HOME EQUITY LOAN--3.4%
     2,500,000     Asset Backed Funding Certificate 2005-OPT1, Class A2C, 5.225%, 7/25/2035                                2,475,303
     1,524,708     Citifinancial Mortgage Securities, Inc. Series 2003-4, Class AF4, 4.427%, 10/25/2033                    1,459,581
       294,921     Countrywide Asset Backed Certificates 2004-4, Class A, 5.235%, 8/25/2034                                  281,329
     1,351,066     Fifth Third Home Equity Loan Trust 2003-1, Class A, 5.199%, 9/20/2023                                   1,319,985
     1,558,457     Lehman XS Trust 2005-8, Class 2A1A, 5.065%, 12/25/2035                                                  1,525,583
     1,000,000     Morgan Stanley ABS Capital I 2004-OP1, Class M3, 5.545%, 11/25/2034                                       900,436
       109,415   1 NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029                                                         13,130
        45,323     Novastar Home Equity Loan 2004-4 A1B, Class A1B, 5.265%, 3/25/2035                                         44,318
       176,140     Option One Mortgage Loan Trust 2005-1, Class A1B, 5.195%, 2/25/2035                                       171,526
     1,850,000     Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035                            1,837,237
     1,924,815 1,2 Quest Trust 2004 - X1, Class A, 5.195%, 3/25/2034                                                       1,775,930
       286,609     Residential Asset Securitization Trust 2003-KS6, Class A2, 5.465%, 8/25/2033                              267,890
     2,532,132   1 Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047                126,607
                      TOTAL                                                                                               12,198,855
                   MANUFACTURED HOUSING--1.4%
       968,563     Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027                                             992,099
     3,768,635     Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027                                           3,903,690
        98,891     Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028                                   96,607
                      TOTAL                                                                                                4,992,396
                   OTHER--0.4%
     1,630,000   1 KLIO Funding Ltd. 2004-1A, Class A1, 5.427%, 4/23/2039                                                  1,209,093
                   RATE REDUCTION BOND--0.4%
     1,568,541     Atlantic City Electric Transition Funding 2002-1, Class A1, 2.89%, 7/20/2010                            1,562,292
                      TOTAL ASSET-BACKED SECURITIES                                                                      104,985,566
                      (IDENTIFIED COST $108,948,355)
                   CORPORATE BONDS-18.0%
                   BASIC INDUSTRY - CHEMICALS--1.2%
     4,300,000     Praxair, Inc., 2.75%, 6/15/2008                                                                         4,258,459
                   CAPITAL GOODS - AEROSPACE & DEFENSE--0.6%
     2,000,000     General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010                                                      2,017,502
                   COMMUNICATIONS - MEDIA & CABLE--0.9%
     2,000,000     Comcast Corp., Company Guarantee, 5.85%, 1/15/2010                                                      2,042,673
     1,000,000     Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012                                              1,003,835
                      TOTAL                                                                                                3,046,508
                   COMMUNICATIONS - MEDIA NONCABLE--1.3%
     4,750,000     Reed Elsevier, Inc., Floating Rate Note, 5.32%, 6/15/2010                                               4,646,997
                   COMMUNICATIONS - TELECOM WIRELINES--0.6%
     2,290,000     Telecom Italia Capital, Note, 5.391%, 2/1/2011                                                          2,242,196
                   CONSUMER CYCLICAL - AUTOMOTIVE--1.0%
     3,600,000 1,2 American Honda Finance Corp., 3.85%, 11/6/2008                                                          3,587,675
                   CONSUMER CYCLICAL - ENTERTAINMENT--0.9%
     1,500,000     Time Warner, Inc., Floating Rate Note, 5.109%, 11/13/2009                                               1,493,747
     1,500,000     Walt Disney Co., Note, 5.70%, 7/15/2011                                                                 1,556,450
                      TOTAL                                                                                                3,050,197
                   CONSUMER CYCLICAL - RETAILERS--1.0%
     2,100,000     Target Corp., 3.375%, 3/1/2008                                                                          2,094,502
     1,500,000     Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011                                                  1,505,799
                      TOTAL                                                                                                3,600,301
                   CONSUMER NON-CYCLICAL PRODUCTS--1.4%
     2,500,000     Gillette Co., 2.875%, 3/15/2008                                                                         2,491,278
     2,500,000     Procter & Gamble Co., 3.50%, 12/15/2008                                                                 2,483,541
                      TOTAL                                                                                                4,974,819
                   CONSUMER NON-CYCLICAL SUPERMARKETS--0.4%
     1,500,000     Kroger Co., 7.25%, 6/1/2009                                                                             1,543,541
                   ENERGY - INDEPENDENT--1.2%
     2,500,000     Anadarko Petroleum Corp., Floating Rate Note, 5.391%, 9/15/2009                                         2,462,305
     1,862,400 1,2 Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009                                                     1,860,036
                      TOTAL                                                                                                4,322,341
                   ENERGY - INTEGRATED--0.6%
     1,944,500 1,2 Qatar Petroleum, 5.579%, 5/30/2011                                                                      1,986,465
                   FINANCIAL INSTITUTION - BANKING--2.0%
       750,000     Bank of America Corp., 4.25%, 10/1/2010                                                                   747,224
     1,700,000     Bank of America Corp., Unsecd. Note, 7.80%, 2/15/2010                                                   1,812,266
     2,000,000     Capital One Financial Corp., Sr. Note, Series MTN, 5.70%, 9/15/2011                                     1,985,853
     2,500,000     J.P. Morgan & Co., Inc., Sub. Note, 6.25%, 1/15/2009                                                    2,534,887
                      TOTAL                                                                                                7,080,230
                   FINANCIAL INSTITUTION - BROKERAGE--1.2%
     2,500,000     Goldman Sachs Group, Inc., 3.875%, 1/15/2009                                                            2,481,862
     1,500,000     Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010                                                       1,604,615
                      TOTAL                                                                                                4,086,477
                   FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--0.6%
     2,000,000     General Electric Capital Corp., 4.00%, 6/15/2009                                                        1,993,650
                   FINANCIAL INSTITUTION - INSURANCE - P&C--0.5%
     2,000,000 1,2 ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065                                               1,937,170
                   TECHNOLOGY--0.9%
     1,000,000     Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008                                                         1,005,215
     2,000,000     Hewlett-Packard Co., Note, 6.50%, 7/1/2012                                                              2,160,734
                      TOTAL                                                                                                3,165,949
                   TRANSPORTATION - SERVICES--0.4%
     1,500,000     FedEx Corp., Note, 5.50%, 8/15/2009                                                                     1,518,803
                   UTILITY - ELECTRIC--1.3%
     1,500,000     Commonwealth Edison Co., 4.74%, 8/15/2010                                                               1,495,876
     3,000,000     Dominion Resources, Inc., 5.125%, 12/15/2009                                                            3,034,716
                      TOTAL                                                                                                4,530,592
                      TOTAL CORPORATE BONDS                                                                               63,589,872
                      (IDENTIFIED COST $63,654,208)
                   MORTGAGE-BACKED SECURITIES--0.9%
                   FEDERAL NATIONAL MORTGAGE ASSOC.--0.9%
     1,259,642     Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014                                     1,282,109
     1,891,049     Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033                                    1,951,368
                      TOTAL MORTGAGE-BACKED SECURITIES                                                                     3,233,477
                      (IDENTIFIED COST $3,263,165)
                   COLLATERALIZED MORTGAGE OBLIGATIONS-14.2%
                   COMMERCIAL MORTGAGE-1.2%
     1,735,429     Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044                      1,736,973
     2,500,000     Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.80%, 6/11/2042                                       2,537,958
                      TOTAL                                                                                                4,274,931
                   FEDERAL HOME LOAN MORTGAGE CORP.--0.2%
       365,383     Federal Home Loan Mortgage Corp. REMIC 2141 NI, 6.00%, 11/15/2027                                           6,125
       878,221     Federal Home Loan Mortgage Corp. REMIC 2571 FB, 5.38%, 2/15/2018                                          880,787
                      TOTAL                                                                                                  886,912
                   NON-AGENCY MORTGAGE--12.8%
        78,274     Bank of America Mortgage Securities 2003-A, Class 1A1, 7.372%, 2/25/2033                                   78,009
       636,643   1 C-BASS ABS LLC Series 1999-3, Class B1, 6.631%, 2/3/2029                                                  286,489
     3,000,000     Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036                                                    2,991,513
     1,000,891     Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 5.499%, 11/20/2035                                948,857
     1,803,906     Countrywide Home Loans 2003-15, Class 1A1, 5.365%, 6/25/2018                                            1,789,384
     1,527,560     Countrywide Home Loans 2006-OA5, Class 2A3, 5.235%, 4/25/2046                                           1,450,148
     1,919,776     Crusade Global Trust 2005-1, Class A1, 5.051%, 6/17/2037                                                1,903,418
     1,151,680     Impac CMB Trust 2004-7, Class 1A2, 5.325%, 11/25/2034                                                   1,137,069
     1,404,126     Impac CMB Trust 2004-9, Class 1A2, 5.305%, 1/25/2035                                                    1,374,881
     4,000,000     Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 5.135%, 2/25/2037                                3,714,326
     3,465,945     Master Asset Securitization Trust 2003-8, Class 3A2, 5.265%, 9/25/2033                                  3,450,612
           387   1 Resecuritization Mortgage Trust 1998-A, Class B3, 8.4505%, 10/26/2023                                         251
       449,308     WMALT Mortgage Pass-Through Certificates 2005-AR1, Class B2, 6.065%, 12/25/2035                           358,106
     4,246,109     Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018                                                   4,136,271
     2,460,700     Washington Mutual 2006-AR1, Class 2A1B, 5.8575%, 1/25/2046                                              2,405,662
     3,150,438     Washington Mutual 2006-AR15, Class 1A, 5.628%, 11/25/2046                                               2,925,870
     1,545,017     Washington Mutual 2006-AR17, Class 1A, 5.608%, 12/25/2046                                               1,427,753
     4,572,680     Washington Mutual 2003-AR5, Class A6, 3.695%, 6/25/2033                                                 4,554,921
     4,709,824     Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018                        4,690,628
       765,927     Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 7.08%, 7/25/2034                          762,353
     5,020,754     Wells Fargo Mortgage Backed Securities Trust 2004-K, Class 2A5, 4.732%, 7/25/2034                       4,963,145
                      TOTAL                                                                                               45,349,666
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                           50,511,509
                      (IDENTIFIED COST $53,837,603)
                   MUTUAL FUNDS--28.5%3
     2,088,790     Federated Mortgage Core Portfolio                                                                      20,741,679
    80,397,493   4 Prime Value Obligations Fund, Institutional Shares, 4.86%                                              80,397,493
                      TOTAL MUTUAL FUNDS                                                                                 101,139,172
                      (IDENTIFIED COST $101,556,156)
                   REPURCHASE AGREEMENT--4.2%
    15,000,000     Interest in $2,108,000,000 joint repurchase agreement 4.85%, dated 12/31/2007 under which BNP          15,000,000
                   Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 1/1/2038 for $2,108,567,989 on 1/2/2008.  The market value of the underlying securities at the end of the period was $2,150,739,349. (AT COST)
                      TOTAL INVESTMENTS -101.0%                                                                          358,419,364
                      (IDENTIFIED COST $366,383,905)5
                      OTHER ASSETS AND LIABILITIES - NET -(1.0)%6                                                        (3,382,331)
                      TOTAL NET ASSETS -100.0%                                                                         $ 355,037,033

  At December 31, 2007, the Fund had the following open swap contracts:

                   REFERENCE        BUY/  PAY/RECEIVE EXPIRATION  NOTIONAL   UNREALIZED APPRECIATION/
 CREDIT DEFAULT    ENTITY           SELL   FIXED RATE    DATE      AMOUNT              (DEPRECIATION)
 SWAP COUNTERPARTY
 Merrill Lynch     Dow Jones CDS9IG Buy     0.60%     12/20/2012 $15,000,000                $(39,170)


1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2007, these restricted securities amounted to $22,047,604, which represented 6.2% of total net assets.
2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors ("Directors"). At
     December 31, 2007, these liquid restricted securities amounted to $20,412,034, which represented 5.7% of total net assets.
3    Affiliated companies.
4    7-Day net yield.
5 At December 31, 2007, the cost of investments for federal tax purposes was $366,383,120. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation from swap contracts was $7,963,756. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $675,904 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,639,660.
6    Assets, other than investments in securities, less liabilities.



INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

     {circle}Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.

     {circle}Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

     {circle}Shares of other mutual funds are valued based upon their reported NAVs.

     {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

     {circle}Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

     {circle}Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.


FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

     {circle}With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

     {circle}With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

     {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

     {circle}Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.



RESTRICTED SECURITIES
    Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at December 31, 2007 is as follows:

    SECURITY                                                                                    ACQUISITION DATE  ACQUISITION COST
    C-BASS ABS LLC Series 1999-3, Class B1, 6.631%, 2/3/2029                                    7/9/1999          $517,927
    KLIO Funding Ltd. 2004-1A, Class A1, 5.427%, 4/23/2039                                      10/30/2006        $1,639,617
    NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029                                          2/23/1999         $108,887
    Resecuritization Mortgage Trust 1998-A, Class B3, 8.4505%, 10/26/2023                       2/12/1999         $52,734
    Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047  1/26/2007         $2,526,832


Note: The categories of investments are shown as a percentage of total net assets at December 31, 2007.

The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgages
 FNMA  --Federal National Mortgage Association
 MTN   --Medium Term Note
 NIM   --Net Interest Margin
 OPT   --Option
 REMIC --Real Estate Mortgage Investment Conduit








ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED TOTAL RETURN SERIES, INC.

BY          /S/RICHARD A. NOVAK

            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        FEBRUARY 21, 2008


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.

BY          /S/J. CHRISTOPHER DONAHUE

            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        FEBRUARY 20, 2008


BY          /S/RICHARD A. NOVAK

            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        FEBRUARY 21, 2008